Project debt	12 Months Ended
Dec. 31, 2022
Project debt [Abstract]
Project debt
Note 15.- Project debt

This note shows the project debt linked to the assets included in Note 6 of these Consolidated Financial Statements.

Project debt is generally used to finance contracted assets, exclusively using as a guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as a guarantee to ensure the repayment of the related financing. In addition, the cash of the Company´s projects includes funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $208 million as of December 31, 2022 ($254 million as of December 31, 2021).

The variations in 2022 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2021	4,387,674	648,519	5,036,193
Increases	39,161	230,320	269,481
Payments	(73,478)	(543,484)	(616,962)
Business combinations (Note 5)	1,301	148	1,449
Currency translation differences	(119,068)	(18,041)	(137,109)
Reclassifications	(9,072)	9,072	-
Balance as of December 31, 2022	4,226,518	326,534	4,553,052

The decrease in total project debt as of December 31, 2022 is primarily due to:

-	the repayment of project debt for the period in accordance with the financing arrangements; and

-	the lower value of debt denominated in Euros given the depreciation of the Euro against the U.S. dollar since December 31, 2021.

Interest accrued, which are included in Increases, were offset by a similar amount of interest paid during the year, included in Payments in the table above.

As of December 31, 2021, Kaxu total debt was presented as current in the Consolidated Financial Statements of the Company, for an amount of $314 million, in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”, as a result of the existence of a theoretical event of default under the Kaxu project finance agreement. Since March 31, 2022, the Company has again an unconditional right to defer the settlement of the debt for at least more than twelve months, and therefore the debt previously presented as current in these Consolidated Financial Statements has been reclassified as non-current in accordance with the financing agreements (Note 1).

The variations in 2021 of project debt were the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2020	4,925,268	312,346	5,237,614
Increases	54,908	256,581	311,489
Payments	(85,259)	(564,603)	(649,862)
Business combinations (Note 5)	288,352	38,781	327,133
Currency translation differences	(140,502)	(49,679)	(190,181)
Reclassifications	(655,093)	655,093	-
Balance as of December 31, 2021	4,387,674	648,519	5,036,193

The decrease in total project debt as of December 31, 2021 were primarily due to:

-	the repayment of project debt for the period in accordance with the financing arrangements; and

-	the lower value of debt denominated in Euros given the depreciation of the Euro against the U.S. dollar since December 31, 2020.

The decrease of project debt during the year 2021 was partially offset by the business combinations, being the acquisitions of Rioglass, Coso, Chile PV 2, Italy PV 1 and Italy PV 3 for a total amount of $327 million (Note 5).

Interest accrued, which are included in Increases, were offset by a similar amount of interest paid during the year, included in Payments in the table above.

The Kaxu project financing arrangement contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. The insolvency filing by the individual company Abengoa S.A. in February 2021 represented a theoretical event of default under the Kaxu project finance agreement. In September 2021, the Company obtained a waiver for such theoretical event of default and it was extended until April 30, 2022 and was subject to the lenders receiving certain documentation from the Company. Although the Company did not expect the acceleration of debt to be declared by the credit entities, as of December 31, 2021 Kaxu did not have what International Accounting Standards define as an unconditional right to defer the settlement of the debt for at least twelve months, as the cross-default provisions make that right conditional. Therefore, Kaxu total debt, previously presented as non-current as of December 31, 2020, was presented as current in the Consolidated Financial Statements of the Company as of December 31, 2021 for an amount of $314 million (Note 1).

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2022, is as follows and is consistent with the projected cash flows of the related projects:

2023		2024	2025	2026	2027	Subsequent years	Total
Interest payment	Nominal repayment
15,053	311,481	323,731	442,920	358,444	504,954	2,596,469	4,553,052

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration at the Kaxu debt as of December 31, 2021, was as follows and was consistent with the projected cash flows of the related projects:

2022		2023	2024	2025	2026	Subsequent years	Total
Interest payment	Nominal repayment
18,017	317,388	355,956	369,528	498,712	411,514	3,065,078	5,036,193

The following table details the movement in project debt for the years 2022 and 2021, split between cash and non-cash items:

Project Debt	2022	2021
Initial balance	5,036,193	5,237,614
Cash changes	(636,343)	(636,831)
Non-cash changes	153,202	435,410
Final balance	4,553,052	5,036,193

The non-cash changes primarily relate to interest accrued, currency translation differences and the business combinations for the year.

The equivalent in U.S. dollars of the foreign currency-denominated project debts held by the Company is as follows:

	Balance as of December 31,
Currency	2022	2021
Euro	1,633,790	1,942,903
South African Rand	277,492	314,471
Algerian Dinar	86,739	97,877
Total	1,998,021	2,355,251

All of the Company’s financing agreements have a carrying amount close to its fair value.